Redeemable Convertible Preferred Stock and Stockholders' Deficit - Restricted Stock Units Activity (FY) (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	15,455	0
Granted (in shares)	13,188	15,733
Vested (in shares)	(2,599)	0
Forfeited, expired, or canceled (in shares)	(367)	(278)
Ending balance (in shares)	25,677	15,455
Weighted- Average Fair Value Per Share
Beginning balance, Weighted average grant date fair value (usd per share)	$ 38.8	$ 0
Granted (usd per share)	62.39	38.56
Vested (usd per share)	33.36	0
Forfeited, expired, or canceled (usd per share)	36.57	25.18
Ending balance, Weighted average grant date fair value (usd per share)	$ 51.5	$ 38.8